Share-Based Compensation Schedule of Share-based Compensation, Activity (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
The following table reflects the shares of common stock issued to directors in lieu of cash compensation:

	Year Ended December 31,
	2012	2011
Shares issued in lieu of cash	3,639	3,750
Value of shares issued in lieu of cash (in thousands)	$33	$34

Schedule of Share-based Compensation, Activity

	Number of Common Shares		Weighted-Average Issue Price
Unvested, January 1, 2011	—	—	$—
Granted	6,000	0.01	10.00
Unvested, December 31, 2011	6,000		10.00
Granted	15,000		9.40
Vested	(600)		10.00
Forfeitures	(3,000)		10.00
Unvested, December 31, 2012	17,400		$9.48